                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  9/30/04
                                               ---------------------------

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Empire Capital Management LLC
     --------------------------------------------------------------------------

Address: 1 Gorham Isl, Suite 201
        -----------------------------------------------------------------------
         Westport, CT 06880
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Richards
     --------------------------------------------------------------------------

Title: Managing Member
      -------------------------------------------------------------------------

Phone:
      -------------------------------------------------------------------------


Signature, Place, and Date of Signing:

  Peter Richards                 Westport, CT                   11/12/04
---------------------       ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

9/30/2004
        1

       ITEM 1           ITEM 2     ITEM 3     ITEM 4          ITEM 5           ITEM 6               ITEM 7            ITEM 8
------------------    ---------   --------   --------        ---------  ----------------------     --------    --------------------
                       TITLE                  FAIR                                     SHARED                    VOTING AUTHORITY
                        OF        CUSIP      MARKET          SHRS OF     SOLE SHARED   OTHER                   SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE          PRN AMT     (A)   (B)      (C)        MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------        -------     ---  ------ ----------    --------    ----   ------  -----
ANALOG DEVICES INC     COMMON    032654105    4265800       110000 N   X                            FINE     110000     0       0
AMERICA MOVIL
 S A DE C V            COMMON    02364W105    1951500        50000 N   X                            FINE      50000     0       0
ART TECHNOLOGY
 GROUP INC             OTC EQ    04289L107     135000       150000 N   X                            FINE     150000     0       0
AUDIOCODES LTD ORD     OTC EQ    M15342104     629500        50000 N   X                            FINE      50000     0       0
BEST BUY
 COMPANY INC           COMMON    086516101    4068000        75000 N   X                            FINE      75000     0       0
CLICK COMMERCE INC     OTC EQ    18681D208     859350       168500 N   X                            FINE     168500     0       0
CERADYNE INC-CALIF     OTC EQ    156710105    4391000       100000 N   X                            FINE     100000     0       0
CISCO SYSTEMS INC      OTC EQ    17275R102    4525000       250000 N   X                            FINE     250000     0       0
COMMSCOPE INC          COMMON    203372107    2592000       120000 N   X                            FINE     120000     0       0
DELL INC               OTC EQ    24702R101    5340000       150000 N   X                            FINE     150000     0       0
DIGITAL VIDEO
 SYSTEMS INC           OTC EQ    25387R407     633053      1006443 N   X                            FINE    1006443     0       0
DITECH
 COMMUNICATIONS
 CORP                  OTC EQ    25500M103    3871679       172920 N   X                            FINE     172920     0       0
EBAY INC               OTC EQ    278642103    6435800        70000 N   X                            FINE      70000     0       0
ECI TELECOM
 LTD-ORD               OTC EQ    268258100    1873320       268000 N   X                            FINE     268000     0       0
ELECTRONICS
 BOUTIQUE HOLDI        OTC EQ    286045109    1705000        50000 N   X                            FINE      50000     0       0
EMC CORP-MASS          COMMON    268648102    3462000       300000 N   X                            FINE     300000     0       0
FUELCELL
 ENERGY INC            OTC EQ    35952H106    1896250       185000 N   X                            FINE     185000     0       0
GREG MANNING
 AUCTIONS INC          OTC EQ    563823103    2659281       237648 N   X                            FINE     237648     0       0
GEMSTAR TV GUIDE
 INTL INC              OTC EQ    36866W106    2021977       357872 N   X                            FINE     357872     0       0
INTL BUSINESS
 MACHINES COR          COMMON    459200101    4715700        55000 N   X                            FINE      55000     0       0
INFOSPACE INC          OTC EQ    45678T201    2843400        60000 N   X                            FINE      60000     0       0
INTEL CORP             OTC EQ    458140100    4714100       235000 N   X                            FINE     235000     0       0
INTERWAVE
 COMMUNICATIONS I      OTC EQ    G4911N300    5870721      1549603 N   X                            FINE     199603     0       0
JABIL CIRCUIT INC      COMMON    466313103    1577800        68600 N   X                            FINE      68600     0       0
KLA-TENCOR CORP
 (FORMERLY             OTC EQ    482480100    4148000       100000 N   X                            FINE     100000     0       0
LANTRONIX INC          OTC EQ    516548104    4775684      4728400 N   X                            FINE    4728400     0       0
MOTOROLA INC           COMMON    620076109    6494400       360000 N   X                            FINE     360000     0       0
MPOWER HLDGS CORP      COMMON    62473L309    1372317      1063812 N   X                            FINE    1063812     0       0
MARVELL TECHNOLOGY
 GROUP L               OTC EQ    G5876H105    2090400        80000 N   X                            FINE      80000     0       0
MICROSOFT CORP         OTC EQ    594918104    4147500       150000 N   X                            FINE     150000     0       0
NII HOLDINGS INC       OTC EQ    62913F201    4533100       110000 N   X                            FINE     110000     0       0
NOKIA CORP-
 SPONSORED ADR         COMMON    654902204    2195200       160000 N   X                            FINE     160000     0       0
NATIONAL
 SEMICONDUCTOR
 COR                   COMMON    637640103    4966094       320600 N   X                            FINE     320600     0       0
NETWORK
 APPLIANCE INC         OTC EQ    64120L104    5532000       240000 N   X                            FINE     240000     0       0
NOVATEL
 WIRELESS INC          OTC EQ    66987M604     822500        35000 N   X                            FINE      35000     0       0
ORACLE SYSTEMS
 CORP                  OTC EQ    68389X105    3384000       300000 N   X                            FINE     300000     0       0
PEOPLESOFT INC         OTC EQ    712713106     992500        50000 N   X                            FINE      50000     0       0
SCO GROUP
 INC (THE)             OTC EQ    78403A106     250602        65261 N   X                            FINE      65261     0       0

                       PAGE COLUMN TOTALS:  118741528

       ITEM 1           ITEM 2     ITEM 3     ITEM 4          ITEM 5           ITEM 6               ITEM 7            ITEM 8
------------------    ---------   --------   --------        ---------  ----------------------     --------    --------------------
                       TITLE                  FAIR                                     SHARED                    VOTING AUTHORITY
                        OF        CUSIP      MARKET          SHRS OF     SOLE SHARED   OTHER                   SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE          PRN AMT     (A)   (B)      (C)        MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------        -------     ---  ------ ----------    --------    ----   ------  -----
SILICON
 IMAGE INC             OTC EQ    82705T102    2528000       200000 N   X                            FINE     200000     0       0
SONUS
 NETWORKS INC          OTC EQ    835916107    3096500       550000 N   X                            FINE     550000     0       0
ST SYSTEM CORP         OTC EQ    784915100     187629       367900 N   X                            FINE     367900     0       0
SUMMUS INC             OTC EQ    866366107    4919360     15372929 N   X                            FINE   11801500     0       0
SYMANTEC CORP          OTC EQ    871503108    5488000       100000 N   X                            FINE     100000     0       0
TIBCO
 SOFTWARE INC          OTC EQ    88632Q103    2127500       250000 N   X                            FINE     250000     0       0
TRIMBLE
 NAVIGATION LTD        OTC EQ    896239100    2212000        70000 N   X                            FINE      70000     0       0
MICROTUNE INC DEL      OTC EQ    59514P109     844800       160000 N   X                            FINE     160000     0       0
THERMA-WAVE INC        OTC EQ    88343A108     164053        48251 N   X                            FINE      48251     0       0
TEXAS
 INSTRUMENTS INC       COMMON    882508104    3936800       185000 N   X                            FINE     185000     0       0
VERISIGN INC           OTC EQ    92343E102    7852600       395000 N   X                            FINE     395000     0       0
WEBSENSE INC           OTC EQ    947684106    2208510        53000 N   X                            FINE      53000     0       0
WITNESS SYS INC        OTC EQ    977424100    5624500       350000 N   X                            FINE     350000     0       0
XM SATELLITE
 RADIO HLDGS I         OTC EQ    983759101    7134600       230000 N   X                            FINE     230000     0       0
YAHOO INC              OTC EQ    984332106    1695500        50000 N   X                            FINE      50000     0       0

                       PAGE COLUMN TOTALS:  50020352

   AGGREGATE COLUMN TOTALS:  168761880